Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions
Provisions	€ 13,593	€ 13,438
Initial recognition and changes in estimates	195
Accretion discount	144
Reversal of utilized provisions	(1,255)
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	9,621	€ 9,362
Initial recognition and changes in estimates	195
Accretion discount	€ 153
Period to incur expenditures	50 years
Reversal of utilized provisions	€ (469)
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	(0.40%)	(0.20%)
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	3.80%	3.70%
Provisions for site restoration, abandonment and social projects | Exploration & Production
Provisions
Provisions	€ 8,580
Estimated costs for social projects
Provisions
Initial recognition and changes in estimates	134
Environmental provisions
Provisions
Provisions	2,206	€ 2,263
Accretion discount	(9)
Reversal of utilized provisions	(313)
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	1,532
Environmental provisions | Refining & Marketing
Provisions
Provisions	376
Provisions for litigations
Provisions
Provisions	452	385
Reversal of utilized provisions	(90)
Provisions for litigations | Exploration & Production
Provisions
Provisions	258
Reversal of utilized provisions	(61)
Provisions for taxes other than income taxes
Provisions
Provisions	211	170
Reversal of utilized provisions	(9)
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	186
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	295	258
Reversal of utilized provisions	(63)
Reinsurance receivables	94
Provisions for losses on investments
Provisions
Provisions	195	198
Provisions for losses on investments | ISAF SpA
Provisions
Provisions	144
Provisions for OIL insurance cover
Provisions
Provisions	€ 93	€ 95
Period for charging increased insurance premiums	5 years